Post-Employment Benefit Costs (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of post employment benefits
A summary of the Company’s post-employment benefit costs during the years ended December 31, 2020 and 2019 is summarized below:

	Years Ended December 31

(in thousands)	2020	2019

Post-employment benefits

Supplemental Employee Retirement Plan (SERP)	$806	$810

Group RRSP	257	223

Total post-employment benefits	$1,063	$1,033